Average Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2045 Fund	May 30, 2023
Fidelity Flex Freedom Blend 2045 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(18.60%)
Past 5 years	5.41%
Since Inception	6.66%
Fidelity Flex Freedom Blend 2045 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.74%)
Past 5 years	3.46%
Since Inception	4.72%
Fidelity Flex Freedom Blend 2045 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.44%)
Past 5 years	3.89%
Since Inception	4.89%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.49%	[1]
F0390
Average Annual Return:
Past 1 year	(18.17%)
Past 5 years	5.41%
Since Inception	6.65%	[1]

[1]	A From June 8, 2017